Financial Instruments - Summary of Net Cash Position (Detail) - USD ($) $ in Thousands		Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents		$ 108,153	$ 105,633		$ 96,929	$ 85,444
Investments		304,840	289,551
Long-term debt (includes current portion)	[1]	0	(16,800)	[2]
Net cash position		$ 412,993	$ 378,384

[1]	Before netting off debt issuance cost of $Nil and $52 as at March 31, 2022 and March 31, 2021, respectively.
[2]	Excluding non-financial asset (unamortized debt issuance cost) $52.